Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Text Block Supplement [Abstract]
Schedule of definite-lived other intangible assets
	December 31,
	2 0 2 0	2 0 1 9
	U.S. dollars in thousands

Core technology	$312	$312
Customer relationships	545	545
	857	857
Less – accumulated amortization	(217)	(96)
	640	761
Functional currency translation adjustments	62	-
Other intangible assets, net	$702	$761

Schedule of goodwill
	Billing and related services	Messaging	Total
	U.S. dollars in thousands

Balance as of January 1, 2019	$5,430	$-	$5,430
Changes during the year ended December 31, 2019:
Acquisitions	-	2,466	2,466
Functional currency translation adjustments	-	14	14
Balance as of December 31, 2019	$5,430	$2,480	$7,910
Changes during the year ended December 31, 2020:
Functional currency translation adjustments	-	229	229
Balance as of December 31, 2020	$5,430	$2,709	$8,139